American Customer Satisfaction ETF

Schedule of Investments

as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Airlines - 3.1%
Alaska Air Group, Inc.(a)	61,510	$2,403,196

Apparel - 5.3%
Levi Strauss & Co. - Class A	123,477	2,042,310
Skechers USA, Inc. - Class A(a)	33,310	2,076,545
		4,118,855

Auto Manufacturers - 4.0%
Tesla, Inc.(a)	12,417	3,085,376

Banks - 2.4%
Morgan Stanley	19,530	1,821,173

Beverages - 2.6%
Keurig Dr Pepper, Inc.	61,490	2,048,847

Commercial Services - 2.1%
Avis Budget Group, Inc.	9,041	1,602,608

Computers - 9.2%
Apple, Inc.	37,040	7,131,311

Diversified Financial Services - 8.3%
Ally Financial, Inc.	62,157	2,170,522
Capital One Financial Corp.	16,772	2,199,145
The Charles Schwab Corp.	30,451	2,095,029
		6,464,696

Electric - 2.8%
CenterPoint Energy, Inc.	35,681	1,019,406
NextEra Energy, Inc.	19,083	1,159,102
		2,178,508

Food - 3.3%
General Mills, Inc.	24,657	1,606,157
The Kroger Co.	21,277	972,572
		2,578,729

Gas - 1.3%
Atmos Energy Corp.	8,832	1,023,629

Healthcare-Services - 5.3%
Humana, Inc.	4,270	1,954,849
UnitedHealth Group, Inc.	4,053	2,133,783
		4,088,632

Insurance - 3.4%
American International Group, Inc.	38,661	2,619,283

Internet - 16.5%
Alphabet, Inc. - Class C(a)	35,541	5,008,792
Amazon.com, Inc.(a)	32,111	4,878,945
Netflix, Inc.(a)	3,351	1,631,535
Pinterest, Inc. - Class A(a)	34,143	1,264,657
		12,783,929

Lodging - 2.6%
Hyatt Hotels Corp. - Class A	15,491	2,020,181

Pharmaceuticals - 1.6%
CVS Health Corp.	15,215	1,201,376

Retail - 11.1%
American Eagle Outfitters, Inc.	99,787	2,111,493
Costco Wholesale Corp.	4,352	2,872,668
Papa John's International, Inc.	25,180	1,919,471
The TJX Cos., Inc.	18,265	1,713,440
		8,617,072

Software - 4.9%
Microsoft Corp.	10,044	3,776,946

Telecommunications - 7.2%
AT&T, Inc.	88,465	1,484,443
Motorola Solutions, Inc.	4,464	1,397,634
T-Mobile US, Inc.	6,896	1,105,636
Verizon Communications, Inc.	41,437	1,562,174
		5,549,887

Transportation - 2.8%
United Parcel Service, Inc. - Class B	13,983	2,198,547
TOTAL COMMON STOCKS (Cost $67,720,170)		77,312,781

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.28%(b)	116,391	116,391
TOTAL SHORT-TERM INVESTMENTS (Cost $116,391)		116,391

TOTAL INVESTMENTS - 100.0% (Cost $67,836,561)		$77,429,172
Other Assets in Excess of Liabilities - 0.0%(c)		32,058
TOTAL NET ASSETS - 100.0%		$77,461,230

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

American Customer Satisfaction ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$77,312,781	$—	$—	$77,312,781
Money Market Funds	116,391	—	—	116,391
Total Investments	$77,429,172	$—	$—	$77,429,172

Refer to the Schedule of Investments for industry classifications.